Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001142417
Registrant Name	NEXSTAR MEDIA GROUP, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES